Provisions - Schedule of Summary Effects in Other Comprehensive Income (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension plan [member]
Disclosure of Provisions [line items]
Total loss	$ (1,325)	$ (3,389)	$ 885
Retroactive unemployment plan [member]
Disclosure of Provisions [line items]
Total loss	(21)	(36)	(29)
Retirements bonus plan [member]
Disclosure of Provisions [line items]
Total loss	(12)	(97)	33
Long-term employee benefits [member]
Disclosure of Provisions [line items]
Total loss	$ (1,358)	$ (3,522)	$ 889